Commitments and Contingencies (Details) - Seaport Global Acquisition Corp	Sep. 30, 2021 USD ($) item $ / shares	Dec. 31, 2020 USD ($) $ / shares
Commitments & Contingencies
Deferred fee per unit | $ / shares	$ 0.35	$ 0.35
Deferred Underwriting Commissions | $	$ 5,031,250	$ 5,031,250
Maximum number of demands can be made by majority holders | item	3